Summary of significant accounting policies - Effect of change in estimate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Gross profit	$ 292,466,748	$ 560,309,621	$ 615,478,302
Net income loss	$ (81,040,908)	$ 68,344,527	$ 73,034,549
Basic	$ (0.75)	$ 0.60	$ 0.57
Diluted	$ (0.75)	$ 0.60	$ 0.57
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Summary of significant accounting policies
Gross profit	$ 94,500,000	$ 59,100,000	$ 34,500,000
Net income loss	$ 70,900,000	$ 44,300,000	$ 25,900,000
Basic	$ 0.66	$ 0.39	$ 0.20
Diluted	$ 0.66	$ 0.39	$ 0.20